Net Finance Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020	Oct. 31, 2020
Disclosure Of Finance Income And Costs [Line Items]
Tender offer					£ 2,653
Tender offer accrued interest					£ 24
Make-whole bond redemption exercise				£ 462
Make-whole bond redemption exercise accrued interest				£ 6
Interest costs	£ 157
Fair value gains to repurchase of bonds	15
Interest related to adjusting tax payables	11	£ 80	£ 41
Monetary gain (loss)			45
Interest on tax payables including FIIGLO
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	21	28	25
Russia excise dispute
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	£ 10	£ 50	£ 12